PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 34,142	$ 33,313
Accumulated depreciation	29,755	28,124
Deprecated cost	4,387	5,189
Depreciation	2,334	2,813	$ 3,308
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,225	12,527
Accumulated depreciation	10,788	9,483
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	18,704	18,667
Accumulated depreciation	17,750	17,453
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	975	955
Accumulated depreciation	521	568
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,238	1,164
Accumulated depreciation	$ 696	$ 620